Warrants	12 Months Ended
Jun. 30, 2022
Public Offering Warrants [Abstract]
WARRANTS

NOTE 16 – WARRANTS

Warrants issued on May 24, 2018

In connection with the closing of the Company’s IPO on May 24, 2018, the Company issued 283,192 warrants to several placement agents of the IPO. Each warrant entitles the warrant holder to purchase the Company’s common shares at $4.20 or $6.3 per share. The warrants carry a term of five years expiring in May 2023 and shall not be exercisable for a period of 180 days from May 23, 2018. During the year ended June 30, 2019, 176,192 warrants were exercised and 99,380 common shares were issued. During year ended June 30, 2020, no warrants were exercised. During year ended June 30, 2021, 107,000 warrants were exercised and 65,542 common shares were issued. During year ended June 30, 2022, no warrants were exercised. As of June 30, 2022 and 2021, no warrants were issued and outstanding respectively.

The warrants are classified as equity contracts and measured at the grant date fair value. The Company used the Black-Scholes option pricing model to estimate the fair value of warrants. The assumptions used to value the Company’s warrants were as follows:

For the year ended June 30, 2018
Expected term (in years)	2.75
Expected volatility	49.39%
Risk-free interest rate	2.11%

Expected term represents the weighted average period of time that the warrants granted are expected to be outstanding giving consideration to historical exercise patterns. Expected volatilities are based on similar public companies’ volatilities of the similar public companies’ common shares over the respective expected terms of share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the warrants. The aggregated fair value of the public offering warrants on May 24, 2018 was $612,223.

Warrants issued on March 3, 2021

On March 3, 2021, the Company issued 2,666,666 warrants to with certain accredited investors concurrently with the private placement transaction (Note 18). Each warrant to purchase one common share of the Company at $6.0 per share and can be exercised prior to the termination date which is September 3, 2026. During year ended June 30, 2022, no warrants were exercised. As of June 30, 2022 and 2021, 2,666,666 warrants were issued and outstanding.

The warrants are classified as equity contracts and measured at the grant date fair value. The Company used the Black-Scholes option pricing model to estimate the fair value of warrants. The assumptions used to value the Company’s warrants were as follows:

For the year ended June 30, 2021
Expected term (in years)	5.50
Expected volatility	41.48%
Risk-free interest rate	0.83%

Expected term represents the weighted average period of time that the warrants granted are expected to be outstanding giving consideration to historical exercise patterns. Expected volatilities are based on similar public companies’ volatilities of the similar public companies’ common shares over the respective expected terms of share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the warrants. The aggregated fair value of the public offering warrants on May 3, 2021 was $3,413,332.